LOANS AND ACCOUNTS RECEIVABLE FROM CUSTOMERS and INTERBANK LOANS (under IAS 39) (Details) - CLP ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets [line items]
Assets before Allowances		$ 27,725,914
Allowances established	$ 723	1,440
Net assets		26,772,544
Individual Allowance [Member]
Disclosure of financial assets [line items]
Assets before Allowances		218,790
Group Allowance [Member]
Disclosure of financial assets [line items]
Assets before Allowances		571,895
Total Provision [Member]
Disclosure of financial assets [line items]
Allowances established		790,685	$ 786,470
Net assets		790,685
Commercial Loans [Member]
Disclosure of financial assets [line items]
Assets before Allowances		14,071,327
Net assets		13,470,779
Commercial Loans [Member] | Individual Allowance [Member]
Disclosure of financial assets [line items]
Allowances established		218,790	246,336
Net assets		218,790
Commercial Loans [Member] | Group Allowance [Member]
Disclosure of financial assets [line items]
Allowances established		219,073	183,106
Net assets		219,073
Commercial Loans [Member] | Total Provision [Member]
Disclosure of financial assets [line items]
Allowances established		437,863
Mortgage Loans [Member]
Disclosure of financial assets [line items]
Assets before Allowances		9,096,895
Allowances established		69,066
Net assets		9,027,829
Mortgage Loans [Member] | Individual Allowance [Member]
Disclosure of financial assets [line items]
Assets before Allowances
Mortgage Loans [Member] | Group Allowance [Member]
Disclosure of financial assets [line items]
Assets before Allowances		69,066
Allowances established		69,066	57,009
Mortgage Loans [Member] | Total Provision [Member]
Disclosure of financial assets [line items]
Allowances established		69,066
Consumer Loans [Member]
Disclosure of financial assets [line items]
Assets before Allowances		4,557,692
Allowances established		283,756
Net assets		4,273,936
Consumer Loans [Member] | Individual Allowance [Member]
Disclosure of financial assets [line items]
Assets before Allowances
Consumer Loans [Member] | Group Allowance [Member]
Disclosure of financial assets [line items]
Assets before Allowances		283,756
Allowances established		283,756	$ 300,019
Consumer Loans [Member] | Total Provision [Member]
Disclosure of financial assets [line items]
Allowances established		283,756
Foreign Trade Loans [Member] | Commercial Loans [Member]
Disclosure of financial assets [line items]
Net assets		1,524,043
Foreign Trade Loans [Member] | Commercial Loans [Member] | Individual Allowance [Member]
Disclosure of financial assets [line items]
Allowances established		49,026
Foreign Trade Loans [Member] | Commercial Loans [Member] | Group Allowance [Member]
Disclosure of financial assets [line items]
Allowances established		1,444
Foreign Trade Loans [Member] | Commercial Loans [Member] | Total Provision [Member]
Disclosure of financial assets [line items]
Allowances established		50,470
Current Account Debtors [Member] | Commercial Loans [Member]
Disclosure of financial assets [line items]
Net assets		181,230
Current Account Debtors [Member] | Commercial Loans [Member] | Individual Allowance [Member]
Disclosure of financial assets [line items]
Allowances established		2,726
Current Account Debtors [Member] | Commercial Loans [Member] | Group Allowance [Member]
Disclosure of financial assets [line items]
Allowances established		11,740
Current Account Debtors [Member] | Commercial Loans [Member] | Total Provision [Member]
Disclosure of financial assets [line items]
Allowances established		14,466
Factoring Transactions [Member] | Commercial Loans [Member]
Disclosure of financial assets [line items]
Net assets		443,895
Factoring Transactions [Member] | Commercial Loans [Member] | Individual Allowance [Member]
Disclosure of financial assets [line items]
Allowances established		4,788
Factoring Transactions [Member] | Commercial Loans [Member] | Group Allowance [Member]
Disclosure of financial assets [line items]
Allowances established		1,207
Factoring Transactions [Member] | Commercial Loans [Member] | Total Provision [Member]
Disclosure of financial assets [line items]
Allowances established		5,995
Student loans [Member] | Commercial Loans [Member]
Disclosure of financial assets [line items]
Net assets		82,368
Student loans [Member] | Commercial Loans [Member] | Individual Allowance [Member]
Disclosure of financial assets [line items]
Assets before Allowances
Student loans [Member] | Commercial Loans [Member] | Group Allowance [Member]
Disclosure of financial assets [line items]
Allowances established		5,922
Student loans [Member] | Commercial Loans [Member] | Total Provision [Member]
Disclosure of financial assets [line items]
Allowances established		5,922
Commercial Lease Transactions [Member] | Commercial Loans [Member]
Disclosure of financial assets [line items]
Net assets		1,426,682
Commercial Lease Transactions [Member] | Commercial Loans [Member] | Individual Allowance [Member]
Disclosure of financial assets [line items]
Allowances established		17,529
Commercial Lease Transactions [Member] | Commercial Loans [Member] | Group Allowance [Member]
Disclosure of financial assets [line items]
Allowances established		12,793
Commercial Lease Transactions [Member] | Commercial Loans [Member] | Total Provision [Member]
Disclosure of financial assets [line items]
Allowances established		30,322
Other Commercial Loans Portfolio [Member] | Commercial Loans [Member]
Disclosure of financial assets [line items]
Net assets		123,895
Other Commercial Loans Portfolio [Member] | Commercial Loans [Member] | Individual Allowance [Member]
Disclosure of financial assets [line items]
Allowances established		11,467
Other Commercial Loans Portfolio [Member] | Commercial Loans [Member] | Group Allowance [Member]
Disclosure of financial assets [line items]
Allowances established		17,231
Other Commercial Loans Portfolio [Member] | Commercial Loans [Member] | Total Provision [Member]
Disclosure of financial assets [line items]
Allowances established		28,698
Transferable Mortgage Loans [Member] | Mortgage Loans [Member]
Disclosure of financial assets [line items]
Net assets		23,937
Transferable Mortgage Loans [Member] | Mortgage Loans [Member] | Individual Allowance [Member]
Disclosure of financial assets [line items]
Assets before Allowances
Transferable Mortgage Loans [Member] | Mortgage Loans [Member] | Group Allowance [Member]
Disclosure of financial assets [line items]
Assets before Allowances		123
Transferable Mortgage Loans [Member] | Mortgage Loans [Member] | Total Provision [Member]
Disclosure of financial assets [line items]
Allowances established		123
Endorsable Mortgage Mutual Loans [Member] | Mortgage Loans [Member]
Disclosure of financial assets [line items]
Net assets		114,484
Endorsable Mortgage Mutual Loans [Member] | Mortgage Loans [Member] | Individual Allowance [Member]
Disclosure of financial assets [line items]
Assets before Allowances
Endorsable Mortgage Mutual Loans [Member] | Mortgage Loans [Member] | Group Allowance [Member]
Disclosure of financial assets [line items]
Assets before Allowances		594
Endorsable Mortgage Mutual Loans [Member] | Mortgage Loans [Member] | Total Provision [Member]
Disclosure of financial assets [line items]
Allowances established		594
Other Mortgage Bonds Portfolio [Member] | Mortgage Loans [Member]
Disclosure of financial assets [line items]
Net assets		8,889,408
Other Mortgage Bonds Portfolio [Member] | Mortgage Loans [Member] | Individual Allowance [Member]
Disclosure of financial assets [line items]
Assets before Allowances
Other Mortgage Bonds Portfolio [Member] | Mortgage Loans [Member] | Group Allowance [Member]
Disclosure of financial assets [line items]
Assets before Allowances		68,349
Other Mortgage Bonds Portfolio [Member] | Mortgage Loans [Member] | Total Provision [Member]
Disclosure of financial assets [line items]
Allowances established		68,349
Consumer Loans In Installments [Member] | Consumer Loans [Member]
Disclosure of financial assets [line items]
Net assets		2,669,780
Consumer Loans In Installments [Member] | Consumer Loans [Member] | Individual Allowance [Member]
Disclosure of financial assets [line items]
Assets before Allowances
Consumer Loans In Installments [Member] | Consumer Loans [Member] | Group Allowance [Member]
Disclosure of financial assets [line items]
Assets before Allowances		240,962
Consumer Loans In Installments [Member] | Consumer Loans [Member] | Total Provision [Member]
Disclosure of financial assets [line items]
Allowances established		240,962
Credit Card Debtors [Member] | Consumer Loans [Member]
Disclosure of financial assets [line items]
Net assets		1,331,579
Credit Card Debtors [Member] | Consumer Loans [Member] | Individual Allowance [Member]
Disclosure of financial assets [line items]
Assets before Allowances
Credit Card Debtors [Member] | Consumer Loans [Member] | Group Allowance [Member]
Disclosure of financial assets [line items]
Assets before Allowances		33,401
Credit Card Debtors [Member] | Consumer Loans [Member] | Total Provision [Member]
Disclosure of financial assets [line items]
Allowances established		33,401
Current Account Debtors Consumer Loans [Member] | Consumer Loans [Member]
Disclosure of financial assets [line items]
Net assets		4,653
Current Account Debtors Consumer Loans [Member] | Consumer Loans [Member] | Individual Allowance [Member]
Disclosure of financial assets [line items]
Assets before Allowances
Current Account Debtors Consumer Loans [Member] | Consumer Loans [Member] | Group Allowance [Member]
Disclosure of financial assets [line items]
Assets before Allowances		62
Current Account Debtors Consumer Loans [Member] | Consumer Loans [Member] | Total Provision [Member]
Disclosure of financial assets [line items]
Allowances established		62
Other Consumer Loans [Member] | Consumer Loans [Member]
Disclosure of financial assets [line items]
Net assets		267,924
Other Consumer Loans [Member] | Consumer Loans [Member] | Individual Allowance [Member]
Disclosure of financial assets [line items]
Assets before Allowances
Other Consumer Loans [Member] | Consumer Loans [Member] | Group Allowance [Member]
Disclosure of financial assets [line items]
Assets before Allowances		9,331
Other Consumer Loans [Member] | Consumer Loans [Member] | Total Provision [Member]
Disclosure of financial assets [line items]
Allowances established		9,331
Commercial Loans Portfolio [Member] | Commercial Loans [Member]
Disclosure of financial assets [line items]
Net assets		9,688,666
Commercial Loans Portfolio [Member] | Commercial Loans [Member] | Individual Allowance [Member]
Disclosure of financial assets [line items]
Allowances established		133,254
Commercial Loans Portfolio [Member] | Commercial Loans [Member] | Group Allowance [Member]
Disclosure of financial assets [line items]
Allowances established		168,736
Commercial Loans Portfolio [Member] | Commercial Loans [Member] | Total Provision [Member]
Disclosure of financial assets [line items]
Allowances established		301,990
Normal Portfolio [Member]
Disclosure of financial assets [line items]
Assets before Allowances		25,760,056
Normal Portfolio [Member] | Commercial Loans [Member]
Disclosure of financial assets [line items]
Assets before Allowances		12,895,139
Normal Portfolio [Member] | Mortgage Loans [Member]
Disclosure of financial assets [line items]
Assets before Allowances		8,634,351
Normal Portfolio [Member] | Consumer Loans [Member]
Disclosure of financial assets [line items]
Assets before Allowances		4,230,566
Normal Portfolio [Member] | Commercial Loans Portfolio [Member] | Commercial Loans [Member]
Disclosure of financial assets [line items]
Assets before Allowances		9,244,460
Normal Portfolio [Member] | Foreign Trade Loans [Member] | Commercial Loans [Member]
Disclosure of financial assets [line items]
Assets before Allowances		1,506,359
Normal Portfolio [Member] | Current Account Debtors [Member] | Commercial Loans [Member]
Disclosure of financial assets [line items]
Assets before Allowances		179,982
Normal Portfolio [Member] | Factoring Transactions [Member] | Commercial Loans [Member]
Disclosure of financial assets [line items]
Assets before Allowances		444,644
Normal Portfolio [Member] | Student loans [Member] | Commercial Loans [Member]
Disclosure of financial assets [line items]
Assets before Allowances		77,226
Normal Portfolio [Member] | Commercial Lease Transactions [Member] | Commercial Loans [Member]
Disclosure of financial assets [line items]
Assets before Allowances		1,335,653
Normal Portfolio [Member] | Other Commercial Loans Portfolio [Member] | Commercial Loans [Member]
Disclosure of financial assets [line items]
Assets before Allowances		106,815
Normal Portfolio [Member] | Transferable Mortgage Loans [Member] | Mortgage Loans [Member]
Disclosure of financial assets [line items]
Assets before Allowances		22,620
Normal Portfolio [Member] | Endorsable Mortgage Mutual Loans [Member] | Mortgage Loans [Member]
Disclosure of financial assets [line items]
Assets before Allowances		110,659
Normal Portfolio [Member] | Other Mortgage Bonds Portfolio [Member] | Mortgage Loans [Member]
Disclosure of financial assets [line items]
Assets before Allowances		8,501,072
Normal Portfolio [Member] | Consumer Loans In Installments [Member] | Consumer Loans [Member]
Disclosure of financial assets [line items]
Assets before Allowances		2,613,041
Normal Portfolio [Member] | Credit Card Debtors [Member] | Consumer Loans [Member]
Disclosure of financial assets [line items]
Assets before Allowances		1,341,098
Normal Portfolio [Member] | Current Account Debtors Consumer Loans [Member] | Consumer Loans [Member]
Disclosure of financial assets [line items]
Assets before Allowances		4,638
Normal Portfolio [Member] | Other Consumer Loans [Member] | Consumer Loans [Member]
Disclosure of financial assets [line items]
Assets before Allowances		271,789
Impaired Portfolio [Member]
Disclosure of financial assets [line items]
Assets before Allowances		1,803,173
Impaired Portfolio [Member] | Commercial Loans [Member]
Disclosure of financial assets [line items]
Assets before Allowances		1,013,503
Impaired Portfolio [Member] | Mortgage Loans [Member]
Disclosure of financial assets [line items]
Assets before Allowances		462,544
Impaired Portfolio [Member] | Consumer Loans [Member]
Disclosure of financial assets [line items]
Assets before Allowances		327,126
Impaired Portfolio [Member] | Foreign Trade Loans [Member] | Commercial Loans [Member]
Disclosure of financial assets [line items]
Assets before Allowances		68,154
Impaired Portfolio [Member] | Current Account Debtors [Member] | Commercial Loans [Member]
Disclosure of financial assets [line items]
Assets before Allowances		15,714
Impaired Portfolio [Member] | Factoring Transactions [Member] | Commercial Loans [Member]
Disclosure of financial assets [line items]
Assets before Allowances		5,246
Impaired Portfolio [Member] | Student loans [Member] | Commercial Loans [Member]
Disclosure of financial assets [line items]
Assets before Allowances		11,064
Impaired Portfolio [Member] | Commercial Lease Transactions [Member] | Commercial Loans [Member]
Disclosure of financial assets [line items]
Assets before Allowances		121,351
Impaired Portfolio [Member] | Other Commercial Loans Portfolio [Member] | Commercial Loans [Member]
Disclosure of financial assets [line items]
Assets before Allowances		45,778
Impaired Portfolio [Member] | Transferable Mortgage Loans [Member] | Mortgage Loans [Member]
Disclosure of financial assets [line items]
Assets before Allowances		1,440
Impaired Portfolio [Member] | Endorsable Mortgage Mutual Loans [Member] | Mortgage Loans [Member]
Disclosure of financial assets [line items]
Assets before Allowances		4,419
Impaired Portfolio [Member] | Other Mortgage Bonds Portfolio [Member] | Mortgage Loans [Member]
Disclosure of financial assets [line items]
Assets before Allowances		456,685
Impaired Portfolio [Member] | Consumer Loans In Installments [Member] | Consumer Loans [Member]
Disclosure of financial assets [line items]
Assets before Allowances		297,701
Impaired Portfolio [Member] | Credit Card Debtors [Member] | Consumer Loans [Member]
Disclosure of financial assets [line items]
Assets before Allowances		23,882
Impaired Portfolio [Member] | Current Account Debtors Consumer Loans [Member] | Consumer Loans [Member]
Disclosure of financial assets [line items]
Assets before Allowances		77
Impaired Portfolio [Member] | Other Consumer Loans [Member] | Consumer Loans [Member]
Disclosure of financial assets [line items]
Assets before Allowances		5,466
Impaired Portfolio [Member] | Commercial Loans Portfolio [Member] | Commercial Loans [Member]
Disclosure of financial assets [line items]
Assets before Allowances		746,196
Total Impaired Portfolio [Member]
Disclosure of financial assets [line items]
Assets before Allowances		27,563,229
Total Impaired Portfolio [Member] | Commercial Loans [Member]
Disclosure of financial assets [line items]
Assets before Allowances		13,908,642
Total Impaired Portfolio [Member] | Mortgage Loans [Member]
Disclosure of financial assets [line items]
Assets before Allowances		9,096,895
Total Impaired Portfolio [Member] | Consumer Loans [Member]
Disclosure of financial assets [line items]
Assets before Allowances		4,557,692
Total Impaired Portfolio [Member] | Foreign Trade Loans [Member] | Commercial Loans [Member]
Disclosure of financial assets [line items]
Assets before Allowances		1,574,513
Total Impaired Portfolio [Member] | Current Account Debtors [Member] | Commercial Loans [Member]
Disclosure of financial assets [line items]
Assets before Allowances		195,696
Total Impaired Portfolio [Member] | Factoring Transactions [Member] | Commercial Loans [Member]
Disclosure of financial assets [line items]
Assets before Allowances		449,890
Total Impaired Portfolio [Member] | Student loans [Member] | Commercial Loans [Member]
Disclosure of financial assets [line items]
Assets before Allowances		88,290
Total Impaired Portfolio [Member] | Commercial Lease Transactions [Member] | Commercial Loans [Member]
Disclosure of financial assets [line items]
Assets before Allowances		1,457,004
Total Impaired Portfolio [Member] | Other Commercial Loans Portfolio [Member] | Commercial Loans [Member]
Disclosure of financial assets [line items]
Assets before Allowances		152,593
Total Impaired Portfolio [Member] | Transferable Mortgage Loans [Member] | Mortgage Loans [Member]
Disclosure of financial assets [line items]
Assets before Allowances		24,060
Total Impaired Portfolio [Member] | Endorsable Mortgage Mutual Loans [Member] | Mortgage Loans [Member]
Disclosure of financial assets [line items]
Assets before Allowances		115,078
Total Impaired Portfolio [Member] | Other Mortgage Bonds Portfolio [Member] | Mortgage Loans [Member]
Disclosure of financial assets [line items]
Assets before Allowances		8,957,757
Total Impaired Portfolio [Member] | Consumer Loans In Installments [Member] | Consumer Loans [Member]
Disclosure of financial assets [line items]
Assets before Allowances		2,910,742
Total Impaired Portfolio [Member] | Credit Card Debtors [Member] | Consumer Loans [Member]
Disclosure of financial assets [line items]
Assets before Allowances		1,364,980
Total Impaired Portfolio [Member] | Current Account Debtors Consumer Loans [Member] | Consumer Loans [Member]
Disclosure of financial assets [line items]
Assets before Allowances		4,715
Total Impaired Portfolio [Member] | Other Consumer Loans [Member] | Consumer Loans [Member]
Disclosure of financial assets [line items]
Assets before Allowances		277,255
Total Impaired Portfolio [Member] | Commercial Loans Portfolio [Member] | Commercial Loans [Member]
Disclosure of financial assets [line items]
Assets before Allowances		$ 9,990,656